TRADE AND OTHER RECEIVABLES - Aging analysis of trade and other accounts receivables (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
TRADE AND OTHER RECEIVABLES
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	9.00%	10.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 16,956	₽ 15,401
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	5.00%	7.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 18,716	₽ 15,769
Weighted average loss rate, handset sales financing (as a percent)	13.00%	7.00%
Gross carrying amount, handset sales financing	₽ 5,630	₽ 12,161
Provision matrix
TRADE AND OTHER RECEIVABLES
Loss allowance, subscribers and dealers and other trade receivables	(1,597)	(1,527)
Individually assessed
TRADE AND OTHER RECEIVABLES
Loss allowance, receivables other then from subscribers and dealers and handset financing	(942)	(1,113)
Collectively assessed
TRADE AND OTHER RECEIVABLES
Loss allowance, handset sales financing	₽ (706)	₽ (896)
Current | Not credit impaired
TRADE AND OTHER RECEIVABLES
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	1.00%	1.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 2,602	₽ 2,560
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	2.00%	2.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 11,158	₽ 9,407
Weighted average loss rate, handset sales financing (as a percent)	1.00%	2.00%
Gross carrying amount, handset sales financing	₽ 4,628	₽ 10,948
Current | Not credit impaired | Provision matrix
TRADE AND OTHER RECEIVABLES
Loss allowance, subscribers and dealers and other trade receivables	(29)	(27)
Current | Not credit impaired | Individually assessed
TRADE AND OTHER RECEIVABLES
Loss allowance, receivables other then from subscribers and dealers and handset financing	(187)	(193)
Current | Not credit impaired | Collectively assessed
TRADE AND OTHER RECEIVABLES
Loss allowance, handset sales financing	₽ (68)	₽ (180)
1 - 30 days past due | Not credit impaired
TRADE AND OTHER RECEIVABLES
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	3.00%	3.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 12,490	₽ 10,848
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	0.00%	1.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 2,956	₽ 2,219
Weighted average loss rate, handset sales financing (as a percent)	21.00%	12.00%
Gross carrying amount, handset sales financing	₽ 123	₽ 289
1 - 30 days past due | Not credit impaired | Provision matrix
TRADE AND OTHER RECEIVABLES
Loss allowance, subscribers and dealers and other trade receivables	(390)	(332)
1 - 30 days past due | Not credit impaired | Individually assessed
TRADE AND OTHER RECEIVABLES
Loss allowance, receivables other then from subscribers and dealers and handset financing	(11)	(8)
1 - 30 days past due | Not credit impaired | Collectively assessed
TRADE AND OTHER RECEIVABLES
Loss allowance, handset sales financing	₽ (25)	₽ (34)
31 to 60 days past due | Not credit impaired
TRADE AND OTHER RECEIVABLES
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	38.00%	32.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 506	₽ 583
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	2.00%	1.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 785	₽ 1,119
Weighted average loss rate, handset sales financing (as a percent)	41.00%	47.00%
Gross carrying amount, handset sales financing	₽ 63	₽ 94
31 to 60 days past due | Not credit impaired | Provision matrix
TRADE AND OTHER RECEIVABLES
Loss allowance, subscribers and dealers and other trade receivables	(195)	(189)
31 to 60 days past due | Not credit impaired | Individually assessed
TRADE AND OTHER RECEIVABLES
Loss allowance, receivables other then from subscribers and dealers and handset financing	(19)	(16)
31 to 60 days past due | Not credit impaired | Collectively assessed
TRADE AND OTHER RECEIVABLES
Loss allowance, handset sales financing	₽ (25)	₽ (45)
60 to 90 days past due | Not credit impaired
TRADE AND OTHER RECEIVABLES
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	58.00%	45.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 392	₽ 355
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	2.00%	5.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 586	₽ 624
Weighted average loss rate, handset sales financing (as a percent)	52.00%	58.00%
Gross carrying amount, handset sales financing	₽ 58	₽ 74
60 to 90 days past due | Not credit impaired | Provision matrix
TRADE AND OTHER RECEIVABLES
Loss allowance, subscribers and dealers and other trade receivables	(228)	(161)
60 to 90 days past due | Not credit impaired | Individually assessed
TRADE AND OTHER RECEIVABLES
Loss allowance, receivables other then from subscribers and dealers and handset financing	(12)	(31)
60 to 90 days past due | Not credit impaired | Collectively assessed
TRADE AND OTHER RECEIVABLES
Loss allowance, handset sales financing	₽ (30)	₽ (43)
More than 90 days past due | Impaired
TRADE AND OTHER RECEIVABLES
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	78.00%	78.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 966	₽ 1,055
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	22.00%	36.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 3,231	₽ 2,400
Weighted average loss rate, handset sales financing (as a percent)	74.00%	78.00%
Gross carrying amount, handset sales financing	₽ 759	₽ 756
More than 90 days past due | Impaired | Provision matrix
TRADE AND OTHER RECEIVABLES
Loss allowance, subscribers and dealers and other trade receivables	(755)	(818)
More than 90 days past due | Impaired | Individually assessed
TRADE AND OTHER RECEIVABLES
Loss allowance, receivables other then from subscribers and dealers and handset financing	(713)	(865)
More than 90 days past due | Impaired | Collectively assessed
TRADE AND OTHER RECEIVABLES
Loss allowance, handset sales financing	₽ (558)	₽ (594)